Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Loss Per Share [Abstract]
Loss used in the calculation of basic and dilutive loss per share (in Dollars)	$ (51,871,823)	$ (139,446,204)	$ (5,450,213)
Loss per share:
Basic loss per share	$ (0.56)	$ (527)	$ (53,551)
Diluted loss per share	$ (0.56)	$ (527)	$ (53,551)
Weighted average number of shares (in Shares)	92,906,029	26,481,860	100